Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt [Abstract]
Schedule of Short-Term Debt
Maturity	Interest Rate	Borrowing Limit	June 30, 2026	December 31, 2025
July 2026	4.60%	$32	$32	$—
August 2026	4.60%	262	262	484
September 2026	4.60%	184	164	—
November 2026	4.60% – 6.00%	169	130	—
December 2026	4.60% – 6.00%	221	221	—
May 2027	6.00%	292	292	—
June 2026	4.60% – 6.00%	190	190	—
No fixed maturity	0.00% – 4.60%	411	368	—
Total			$1,659	$484
		in thousands
Maturity	Interest Rate	Borrowing Limit	June 30, 2026(1)	December 31, 2025
July 2026	4.60%	39	39	—
August 2026	4.52% – 6.09%	843	844	—
October 2026	9.50%	227	230	—
November 2026	5.44% – 6.92%	339	344	—
March 2027	6.22%	175	175	—
April 2027	5.26%	130	130	—
May 2027	4.89% – 6.46%	431	418	—
June 2027	5.21%	259	259	—
Overdue maturities	—%	186	186	—
Total			$2,625	$—

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(1)      The amounts in the above table reflects the fair value as a result of the purchase price allocation valuation at closing of the acquisition of the Korean Companies.

Schedule of Long-Term Debt

Details of carrying amounts of long-term debt as of June 30, 2026 are as follows:

			in thousands
Description	Maturity	Interest Rate	Borrowing Limit	June 30, 2026
Operating Funds Loan	October 2026 – February 2028	2.87% – 12.00%	$389	$209
Individual Cash Loan	January 2027	1.00%	$550	$549
Working Capital Loans	February 2027 – May 2029	1.43% – 4.52%	$636	$421
Facility Loans	May 2027 – April 2033	1.50% – 9.50%	$2,630	$2,376
Long-Term Related Party	September 2028	—%	$16	$16
Total Long Term Debt				3,571
Less: current portion of long-term debt				$(1,247)
Long-term debt, net of current portion				$2,325

Schedule of Future Principal Payments

Future principal payments for long-term debt as of June 30, 2026 are as follows:

in thousands	Long Term Debt
Less than 1 year	$1,269
Between 1 – 2 years	814
Between 2 – 5 years	1,221
Over 5 years	254
Plus imputed interest	15
Total Long Term Debt	$3,572